Concentration of credit risks	6 Months Ended
Jun. 30, 2024
Risks and Uncertainties [Abstract]
Concentration of credit risks

Note 5.       Concentration of credit risks

Financial instruments that are potentially subject to credit risk consist primarily of cash and cash equivalents and trade accounts receivable. Our cash is held with large financial institutions. Management believes that the financial institutions that hold our investments are financially sound and accordingly, are subject to minimal credit risk. Deposits held with banks may exceed the amount of insurance provided on such deposits.

The Group sells to large, international customers and, as a result, may maintain individually significant trade accounts receivable balances with such customers during the year. We generally do not require collateral on trade accounts receivable. Summarized below are the clients whose revenue were 10% or higher than the respective total consolidated net sales for the 6 months ended June 30, 2024 or 2023, and the clients whose trade accounts receivable balances were 10% or higher than the respective total consolidated trade accounts receivable balance as at June 30, 2024 and, or December 31, 2023. In addition, we note that some of our clients are contract manufacturers for the same companies; should these companies reduce their operations or change contract manufacturers, this would cause a decrease in our customer orders which would adversely affect our operating results.

	Revenue concentration (% of total net sales)		Receivables concentration (% of total accounts receivable)
	Unaudited 6 months ended June 30,		As at June 30,	As at December 31,
	2024	2023	2024 (unaudited)	2023
Multinational electronics contract manufacturing company	4%	22%	-	15%
Multinational telecommunication & hardware manufacturing company	-	-	-	12%
International digital security company	1%	12%	-	-
International software services provider	1%	5%	-	14%
International computer and hardware manufacturer	22%	3%	65%	12%
International equipment and software manufacturer	-	3%	-	19%
International electronic components manufacturer	12%	8%	-	-